PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Cash paid for the acquisition of property and equipment	$ 537	$ 914